Related Party Transactions (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended		101 Months Ended	9 Months Ended		12 Months Ended				9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 President [Member] USD ($)	Dec. 31, 2012 President [Member] USD ($)	Mar. 31, 2013 President [Member] CAD	Mar. 31, 2012 President [Member] CAD	Mar. 31, 2013 President [Member] USD ($)	Mar. 31, 2012 President [Member] USD ($)	Dec. 31, 2013 Chief Financial Officer [Member] USD ($)	Dec. 31, 2012 Chief Financial Officer [Member] USD ($)	Mar. 31, 2013 Chief Financial Officer [Member] CAD	Mar. 31, 2012 Chief Financial Officer [Member] CAD	Dec. 31, 2013 Director [Member] USD ($)	Mar. 31, 2013 Director [Member] CAD	Mar. 31, 2012 Director [Member] USD ($)	Mar. 31, 2013 Director [Member] USD ($)	Dec. 31, 2013 Company Controlled By President [Member] USD ($)	Mar. 31, 2013 Company Controlled By President [Member] CAD	Mar. 31, 2012 Company Controlled By President [Member] CAD
Management fees	$ 22,500	$ 19,500	$ 67,500	$ 58,500	$ 81,000	$ 60,000	$ 361,500	$ 36,000	$ 31,500	43,500	33,000			$ 31,500	$ 27,000	37,500	27,000
Company owes amount								166				166	166	28,500		137,000	108,000					36,000	171,500	138,500
Prepaid expenses																		1,000			1,000
Consulting fees	$ 40,329	$ 4,167	$ 120,555	$ 4,167	$ 40,792		$ 194,847											$ 113,065	36,626	$ 0